Equity	9 Months Ended
Apr. 30, 2012
Equity:
Stockholders' Equity Note Disclosure

NOTE 4  STOCKHOLDERS’ EQUITY

 On May 6, 2010, Medora issued 35,000,000 common shares to its president at $0.0002 per share for $7,025 in cash.During July 2010, Medora issued an additional 14,045,933 shares for a total of $21,069 in cash ($19,513, net of direct offering costs).During July 2011, Medora issued an additional 13,008,667 shares for a total of $12,881 in cash, net of $6,631 of direct offering costs.